Investment Strategy	Dec. 17, 2025
Defiance Nasdaq 100 Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate cash distributions from options premiums. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Synthetic Exposure to the Index

Rather than purchasing shares of Index ETFs directly, the Fund creates synthetic exposure by combining long call options with short put options on the Index or Index ETFs. Together, these positions are designed to replicate the price movements of the Index, subject to limits on potential gains created by the sale (writing) of options. Alternatively, the Fund may also purchase deep in the money call options on the Index or Index ETFs which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of the Index over the term of the contracts.

Annual Distribution Target

While the Fund seeks to provide weekly cash distributions, the Fund’s options strategies are designed to seek net premiums of approximately 2.5% per month. The Fund has also established a target annual cash distribution level of approximately 30% of its net asset value (the “Annual 30% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 2.5%, which, when annualized, correspond to the Annual 30% Target. The Annual 30% Target is not a guarantee, nor does it represent a 30% yield or a 30% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 30% Target.

To the extent the Fund’s returns fall short of the Annual 30% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.
Defiance S&P 500 Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate cash distributions from options premiums. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Synthetic Exposure to the Index

Rather than purchasing shares of Index ETFs directly, the Fund creates synthetic exposure by combining long call options with short put options on the Index or Index ETFs. Together, these positions are designed to replicate the price movements of the Index, subject to limits on potential gains created by the sale (writing) of options. Alternatively, the Fund may also purchase deep in the money call options on the Index or Index ETFs which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of the Index over the term of the contracts.

Annual Distribution Target

While the Fund seeks to provide weekly cash distributions, the Fund’s options strategies are designed to seek net premiums of approximately 2.5% per month. The Fund has also established a target annual cash distribution level of approximately 30% of its net asset value (the “Annual 30% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 2.5%, which, when annualized, correspond to the Annual 30% Target. The Annual 30% Target is not a guarantee, nor does it represent a 30% yield or a 30% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 30% Target.

To the extent the Fund’s returns fall short of the Annual 30% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.
Defiance R2000 Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks to generate cash distributions from options premiums. The Fund’s strategy involves holding shares of unaffiliated passively managed ETFs that seek to track the performance of the Index (“Index ETFs”) and selling daily credit call spreads on the Index. The Fund may also gain synthetic exposure to the Index by using call options that reference the Index or Index ETFs.

Each day, the Fund will sell Index call spreads, generally involving the sale of a call option at or near the money and the simultaneous purchase of another call option at a higher strike price, to generate options premiums. In doing so, it will focus on options with near-term expiration. If the Index’s value rises above the upper strike price (the call spreads cap), the Fund will profit from further upside appreciation in the value of the Index.

Synthetic Exposure to the Index

Rather than purchasing shares of Index ETFs directly, the Fund creates synthetic exposure by combining long call options with short put options on the Index or Index ETFs. Together, these positions are designed to replicate the price movements of the Index, subject to limits on potential gains created by the sale (writing) of options. Alternatively, the Fund may also purchase deep in the money call options on the Index or Index ETFs which provides similar exposure for the Fund. This synthetic exposure generally provides the Fund with investment exposure equal to approximately 100% of the Index over the term of the contracts.

Annual Distribution Target

While the Fund seeks to provide weekly cash distributions, the Fund’s options strategies are designed to seek net premiums of approximately 2.5% per month. The Fund has also established a target annual cash distribution level of approximately 30% of its net asset value (the “Annual 30% Target”). This target reflects the Adviser’s expectations based on the options premiums the Fund seeks to generate and the annualized effect of those premiums. In practice, the Fund’s options strategies are designed to seek monthly distribution levels of roughly 2.5%, which, when annualized, correspond to the Annual 30% Target. The Annual 30% Target is not a guarantee, nor does it represent a 30% yield or a 30% total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results.

The Fund aims for consistent distribution levels, primarily relying on the options premiums generated from selling the call spreads. If the anticipated daily options premiums from these activities surpasses a set threshold, the Adviser may adjust the Fund’s strategy to seek achieve the Annual 30% Target.

To the extent the Fund’s returns fall short of the Annual 30% Target, distributions will reduce the Fund’s net asset value (NAV). Although stated as an annual target, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Additional Fund Attributes

This strategy seeks to offer an “enhanced” yield compared to traditional option-based strategies by focusing on short-term options, which typically yield higher premiums than equivalent longer-term options.

In addition to options trading, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the options strategy and contributing to the Fund’s income generation.

The Fund’s options contracts will:

●	Generate options premiums.
●	Limit the Fund’s indirect participation in gains, if any, of the Index’s value.

The Fund’s approach to Index option contracts entails selling daily Index credit call spreads. The Fund seeks to earn net options premiums, with an opportunity to gain from the time decay of options.

The Fund intends to invest in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash. See the prospectus section titled “Additional Information About the Funds” for more information about the Fund’s principal holdings, including its options holdings.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by options premiums received by the Fund.

Additional information regarding the Index is also set forth below.

THE FUND, TRUST, AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Russell 2000 Index is a widely recognized benchmark index that tracks the performance of approximately 2000 small-cap companies in the United States. These are the smallest companies listed in the Russell 3000 Index, representing about 10% of that index’s total market capitalization.

The Russell 2000 Index is diversified and includes companies from various sectors such as financial services, healthcare, technology, consumer discretionary, industrials, and others. The exact distribution can fluctuate over time due to market conditions.

In terms of volatility, the Index, being a small-cap index, tends to be more volatile than large-cap indices like the S&P 500 or the Nasdaq 100 indices. Small-cap stocks can be more sensitive to changes in the economic climate and can experience larger price swings. Notable periods of volatility have included the dot-com bubble burst in 2000, the financial crisis in 2008, and the market turmoil caused by the COVID-19 pandemic in 2020. However, as with any index, the specific level of volatility can change based on broader market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Index.